Business and summary of accounting policies - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended
	Feb. 28, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2011	Feb. 10, 2011	Dec. 31, 2009	Feb. 13, 2007
Class Of Stock [Line Items]
Common stock, shares authorized		300,000,000		300,000,000	300,000,000		5,000,000		300,000,000
Common stock, par value		$ 0.001		$ 0.001	$ 0.001		$ 0.01		$ 0.001
Preferred stock, shares authorized				5,000,000	3,500,000		0
Preferred stock, par value				$ 0.01	$ 0.01		$ 0
Reverse merger, shares issued for shares exchanged	46,000,000			10,000,000
Common stock outstanding prior to the merge		57,491,386		47,160,435	49,249,674		10,000,000
Operates segment		1
Advances received pre-merger (in shares)	46,000,000			10,000,000
Common stock, outstanding shares		57,491,386		47,160,435	49,249,674		10,000,000
Entity Wide Purchases Major Supplier Percentage				10.00%	10.00%
Amortization of Financing Costs				$ 142,836	$ 20,029
Allowance for Doubtful Accounts Receivable				16,600	14,600
Advertising Revenue Cost				23,792	14,811
Antidilutive securities excluded from computation of earnings per share		33,885,700	24,357,450	31,667,254	19,271,902
Entity-Wide Revenue, Major Customer, Percentage				10.00%
Entity Wide Major Customer Percentage Of Accounts Recievable					12.00%
Cash and cash equivalents		3,577,436	306,476	1,386,502	4,123	73,102		108,910
Income Tax Settlement Percentage				50.00%
Supplier Member 1 [Member]
Class Of Stock [Line Items]
Entity Wide Purchases Major Supplier Percentage				34.00%	14.00%
Entity Wide Major Customer Percentage Of Accounts Recievable				0.00%
Supplier Member 2 [Member]
Class Of Stock [Line Items]
Entity Wide Purchases Major Supplier Percentage				44.00%	11.00%
Entity Wide Major Customer Percentage Of Accounts Recievable				42.00%
Customer Member 1 [Member]
Class Of Stock [Line Items]
Entity-Wide Revenue, Major Customer, Percentage				29.00%
Entity Wide Major Customer Percentage Of Accounts Recievable					23.00%
Customer Member 2 [Member]
Class Of Stock [Line Items]
Entity-Wide Revenue, Major Customer, Percentage				15.00%
AEWS Engineering LLC
Class Of Stock [Line Items]
Ownership interest		80.00%
Operation of AEWS allocated to the company		100.00%
AEWS Engineering LLC | Bjornulf White
Class Of Stock [Line Items]
Reverse merger, shares issued for shares exchanged				46,000,000
Ownership interest		20.00%
Advances received pre-merger (in shares)				46,000,000
Abtech Holdings [Member]
Class Of Stock [Line Items]
Common stock, shares authorized									300,000,000
Common stock, par value									$ 0.001
Federal Deposit Insurance Corporation [Member]
Class Of Stock [Line Items]
Cash and cash equivalents				$ 251,249
AbTech Industries, Inc.
Class Of Stock [Line Items]
Common stock, shares authorized							15,000,000
Common stock, par value							$ 0.01
Preferred stock, shares authorized							5,000,000
Preferred stock, par value							$ 0.01
Common stock outstanding prior to the merge				10,000,000
Common stock, outstanding shares				10,000,000